Administrative Office
4333 Edgewood Road NE
Cedar Rapids, IA 52499

July 3, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Merrill Lynch Life Variable Annuity Separate Account D

Merrill Lynch IRA Annuity - Registration No. 333-91098

Merrill Lynch Investor Choice – IRA Series – Registration No. 333-119364

Commissioners:

Transamerica Advisors Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual/semi-annual reports for the period ended April 30, 2018, for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Mailings:

Ready Assets Government Liquidity Fund, SEC File No.: 811-02556

Semi-Annual Report Mailings:

Invesco Charter Fund, SEC File No.: 811-01424

AB Growth and Income Fund, Inc., SEC File No.: 811-00126

American Century Ultra® Fund, SEC File No.: 811-00816

BlackRock Global Allocation Fund, Inc., SEC File No.: 811-05576

BlackRock Advantage Large Cap Core Fund, SEC File No.: 811-09637

BlackRock Large Cap Focus Growth Fund, SEC File No.: 811-09637

BlackRock Advantage Large Cap Value Fund, SEC File No.: 811-09637

Eaton Vance Floating-Rate Fund, SEC File No.: 811-04015

Fidelity Advisor Series VIII – Advisor Overseas Fund, SEC File No.: 811-03855

Federated Equity Income Fund, SEC File No.: 811-04017

Federated Kaufmann Fund, SEC File No.: 811-04017

Lord Abbett Affiliated Fund, Inc., SEC File No.: 811-00005

Oppenheimer Fundamental Alternatives Fund, SEC File No.: 811-05225

Pioneer High Yield Fund, SEC File No.: 811-09685

Putnam Equity Income Fund, SEC File No.: 811-00781

TA Flexible Income, SEC File No.: 811-04556

TA US Growth, SEC File No.: 811-04556

TA Multi-Cap Growth, SEC File No.: 811-04556

TA Small/Mid Cap Value, SEC File No.: 811-04556

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual/semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 122-5216.

Very truly yours,

/s/ Alison Ryan
Alison Ryan